PREPAYMENTS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER ASSETS
PREPAYMENTS AND OTHER ASSETS

7.	PREPAYMENTS AND OTHER ASSETS

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Current portion:
Prepayments to suppliers	194,796	269,743	37,993
Contract costs*	133,084	157,011	22,115
Contract assets, net**	488,226	543,083	76,492
VAT prepayments	678,847	749,718	105,596
Interest receivable	21,955	1,416	199
Individual income tax receivable*** (Note 12)	3,742	11,027	1,553
Others	91,372	80,694	11,364
	1,612,022	1,812,692	255,312
Non-current portion:
Prepayments for electronic equipment****	19,211	860,636	121,218
Others	2,052	10,145	1,429
	21,263	870,781	122,647
*

The amount represents costs incurred in advance of revenue recognition arising from direct and incremental costs related to enterprise cloud services provided. Such contract costs are recognized as cost of revenue upon the recognition of the related revenues.

**

The amount represents the Group’s rights to consideration for work completed in relation to its services performed but not billed at the end of respective periods. The increase in contract assets as of December 31, 2023 as compared to the year ended December 31, 2022 is a result of slowdown in the billing process. The allowance for credit losses on contract assets were RMB21,453 and RMB40,168 (US$5,658) as of December 31, 2022 and 2023, respectively. The amounts charged to expenses for credit losses on contract assets were RMB19,862 and RMB19,183 (US$2,702), and write-offs charged against the allowance were RMB nil and RMB468 (US$66) for the years ended December 31, 2022 and 2023, respectively.

***	The amount represents amounts due from certain employees related to their individual income taxes (“IIT”) arising from exercise and vesting of share-based awards.

****The increase in prepayments for electronic equipment was mainly for the purchase of computing power equipment.

Except disclosed separately, the expected credit loss rate and the loss allowance for the remaining financial assets included in prepayments and other assets were immaterial as of December 31, 2022 and 2023.